Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Common Stock, Reserved for Future Issuance (in shares)	1,197,529	5,108,826
Warrant [Member]
Common Stock, Reserved for Future Issuance (in shares)	56,442,157	1,197,529
Series B Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)		285,715
Common Stock, Reserved for Future Issuance (in shares)	79,052,160	6,592,070